Deferred income tax - Composition of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred income tax [Line Items]
Current	$ (120,334)	$ (103,116)	$ (69,306)
Deferred	(7,867)	(53,048)	26,312
Total income tax	(128,201)	(156,164)	(42,994)
Income tax expense
Disclosure of Deferred income tax [Line Items]
Current	(84,440)	(88,485)	(63,782)
Deferred	(10,338)	(53,203)	26,193
Total income tax	(94,778)	(141,688)	(37,589)
Mining Royalties and Special Mining Tax
Disclosure of Deferred income tax [Line Items]
Current	(35,894)	(14,631)	(5,524)
Deferred	2,471	155	119
Total income tax	$ (33,423)	$ (14,476)	$ (5,405)